Risk Management Overview (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of Monetary Assets and Liabilities Denominated In Foreign Currencies Explanatory

As at March 31, 2022 and 2021, the Company had the following monetary assets and liabilities denominated in foreign currencies:

	As of March 31,
	2022	2021
	RMB	RMB
Cash	172	26,097
AP and Accrual Liabilities	(26,768)	(27,352)